INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Summary of Basis of Consolidation (Detail)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Cosan Corretora de Seguros Ltda. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		100.00%	100.00%
Cosan Nove Participações S.A. [member]
Disclosure of subsidiaries
Percentage of ownership interest		66.16%
Cosan Nove Participações S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		73.09%	73.09%
Cosan Luxembourg S A [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[1]	100.00%	100.00%
Cosan Overseas Limited [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		100.00%	100.00%
Pasadena Empreendimentose Participacoes S. A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		100.00%	100.00%
Cosan Limited Partners Brasil Consultoria Ltda [Member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		98.13%	97.50%
Barrapar Participaçoes Ltda. [Member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		100.00%	100.00%
Aldwych Temple [Member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		100.00%	100.00%
Cosan Oito S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		100.00%	100.00%
Cosan Global Limited [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		100.00%	100.00%
Cosan Dez Participações S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		76.80%	76.80%
Radar Propriedades Agricolas S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[2]	50.00%	50.00%
Radar II Propriedades Agricolas S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[2]	50.00%	50.00%
Nova Agrícola Ponte Alta S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[2]	50.00%	50.00%
Nova Amaralina S.A Propriedades Agrícolas [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[2]	50.00%	50.00%
Nova Santa Bárbara Agrícola S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[2]	50.00%	50.00%
Terras da Ponte Alta S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[2]	50.00%	50.00%
Castanheira Propriedades Agrícolas S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[2]	50.00%	50.00%
Manacá Propriedades Agrícolas S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[2]	50.00%	50.00%
Paineira Propriedades Agrícolas S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[2]	50.00%	50.00%
Tellus Brasil Participacoes S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[3]	20.00%	20.00%
Janus Brasil Participacoes S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[3]	20.00%	20.00%
Duguetiapar Empreendimentos e Participações S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[3]	20.00%	20.00%
Gamiovapar Empreendimentos e Participações S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[3]	20.00%	20.00%
Moove Lubricants Holdings [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		70.00%	70.00%
Rumo S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[4]	30.40%	30.42%

[1]	Despite presenting an unsecured liability amount of R$39,310 on December 31, 2024, as shown below, no other events or conditions were identified that, individually or collectively, may raise relevant doubts as to the ability to maintain its operational continuity. Subsidiaries have financial support from the Company.
[2]	The Company is the majority shareholder, holding 50% of the capital stock plus one share.
[3]	The Company holds more than 60% of the voting shares of each entity, has decision-making power over the relevant activities of each entity and has the right to appoint a majority of the members of the board of directors of each entity pursuant to a shareholders' agreement entered with certain other shareholders of these entities.
[4]	The Company is the largest shareholder. In addition, the Company has decision-making power over the relevant activities of this entity and has the right to appoint a majority of the members of the board of directors in accordance with the shareholders' agreement entered with certain other shareholders of the entity.